COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future aggregate minimum lease payments under non-cancelable operating lease agreements

Years ending December 31:
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814

Total	235,232,646